COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS [Abstract]
Rental expenses	$ 172	$ 180	$ 198
Future minimum lease commitments under non-cancelable operating lease agreements, 2015	174
Future minimum lease commitments under non-cancelable operating lease agreements, 2016	166
Future minimum lease commitments under non-cancelable operating lease agreements, 2017	65
Lien amount in respect of bank guarantees granted in order to secure the lease agreements	$ 104